OTHER ASSETS - Additional Information (Details) - Nyrstar N. V. [Member] - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2017
Disclosure of reimbursement rights [line items]
Outstanding fines or sanctions settled		$ 4.0
Maximum
Disclosure of reimbursement rights [line items]
Reclamation funds available	$ 20.0
Outstanding fines or sanctions settled		$ 4.0